UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Balanced Fund
Class A
Class T
Class B
Class C
Institutional Class
Class Z

November 30, 2013

1.805755.109

AIG-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 70.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.2%
Diversified Consumer Services - 0.3%
H&R Block, Inc.	143,281	$ 3,996
Hotels, Restaurants & Leisure - 1.6%
Domino's Pizza, Inc.	18,399	1,272
Extended Stay America, Inc. unit	22,842	575
Starbucks Corp.	30,881	2,516
Wynn Resorts Ltd.	41,045	6,808
Yum! Brands, Inc.	144,900	11,256
		22,427
Internet & Catalog Retail - 0.5%
Liberty Media Corp. Interactive Series A (a)	262,224	7,363
Media - 3.1%
Comcast Corp. Class A	47,796	2,384
DIRECTV (a)	132,384	8,752
Legend Pictures LLC (l)(m)	415	748
Liberty Global PLC Class A (a)	30,735	2,637
The Walt Disney Co.	138,989	9,804
Time Warner, Inc.	133,925	8,800
Twenty-First Century Fox, Inc. Class A	329,914	11,049
		44,174
Multiline Retail - 0.7%
Dollar General Corp. (a)	143,435	8,167
Target Corp.	28,672	1,833
		10,000
Specialty Retail - 1.1%
Gap, Inc.	24,200	991
Lowe's Companies, Inc.	140,581	6,675
TJX Companies, Inc.	142,580	8,965
		16,631
Textiles, Apparel & Luxury Goods - 0.9%
Fossil Group, Inc. (a)	21,999	2,800
lululemon athletica, Inc. (a)	52,886	3,687
NIKE, Inc. Class B	30,050	2,378
Oxford Industries, Inc.	18,630	1,401
PVH Corp.	24,474	3,278
		13,544
TOTAL CONSUMER DISCRETIONARY		118,135
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 7.2%
Beverages - 1.9%
Ambev SA sponsored ADR	64,350	$ 486
Anheuser-Busch InBev SA NV	14,529	1,481
Coca-Cola Bottling Co. Consolidated	6,301	428
Coca-Cola Icecek A/S	18,269	524
Constellation Brands, Inc. Class A (sub. vtg.) (a)	17,271	1,216
Diageo PLC sponsored ADR	18,269	2,332
Embotelladora Andina SA sponsored ADR	14,611	437
Pernod Ricard SA	19,296	2,187
Remy Cointreau SA	24,004	2,047
The Coca-Cola Co.	391,414	15,731
		26,869
Food & Staples Retailing - 1.5%
CVS Caremark Corp.	143,276	9,594
Drogasil SA	37,000	270
Kroger Co.	158,795	6,630
Sysco Corp.	31,330	1,054
Wal-Mart Stores, Inc.	43,829	3,551
		21,099
Food Products - 0.5%
Bunge Ltd.	25,138	2,014
ConAgra Foods, Inc.	26,505	874
Green Mountain Coffee Roasters, Inc.	14,140	953
Mead Johnson Nutrition Co. Class A	32,670	2,761
Nestle SA	15,778	1,151
		7,753
Household Products - 1.4%
Procter & Gamble Co.	246,228	20,737
Personal Products - 0.1%
Nu Skin Enterprises, Inc. Class A	5,939	759
Tobacco - 1.8%
Altria Group, Inc.	222,449	8,226
British American Tobacco PLC sponsored ADR	142,876	15,192
Philip Morris International, Inc.	19,205	1,643
Souza Cruz SA	47,450	478
		25,539
TOTAL CONSUMER STAPLES		102,756
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 6.9%
Energy Equipment & Services - 1.2%
C&J Energy Services, Inc. (a)(e)	47,002	$ 1,114
Cameron International Corp. (a)	72,848	4,035
Dril-Quip, Inc. (a)	8,416	914
Ensco PLC Class A	57,872	3,419
National Oilwell Varco, Inc.	67,324	5,487
Ocean Rig UDW, Inc. (United States) (a)	37,544	782
Oceaneering International, Inc.	13,277	1,025
Pacific Drilling SA (a)	30,304	342
Vantage Drilling Co. (a)	337,500	631
		17,749
Oil, Gas & Consumable Fuels - 5.7%
Anadarko Petroleum Corp.	94,164	8,364
Cabot Oil & Gas Corp.	79,500	2,739
Carrizo Oil & Gas, Inc. (a)	5,900	239
Chevron Corp.	76,167	9,326
Cobalt International Energy, Inc. (a)	44,744	995
Concho Resources, Inc. (a)	27,492	2,857
ConocoPhillips Co.	154,090	11,218
Continental Resources, Inc. (a)	17,714	1,904
EOG Resources, Inc.	26,455	4,365
Exxon Mobil Corp.	152,256	14,233
Forest Oil Corp. (a)	74,900	331
Kinder Morgan Holding Co. LLC	67,000	2,381
Marathon Oil Corp.	163,545	5,894
Noble Energy, Inc.	45,045	3,164
Peabody Energy Corp.	90,212	1,642
Phillips 66 Co.	94,144	6,553
Spectra Energy Corp.	80,500	2,701
Suncor Energy, Inc.	86,990	3,019
		81,925
TOTAL ENERGY		99,674
FINANCIALS - 12.4%
Capital Markets - 1.9%
Ameriprise Financial, Inc.	44,889	4,859
BlackRock, Inc. Class A	14,667	4,440
Credit Suisse Group	28,528	851
Deutsche Bank AG	22,600	1,085
E*TRADE Financial Corp. (a)	115,556	2,071
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Evercore Partners, Inc. Class A	12,200	$ 669
Invesco Ltd.	134,954	4,703
Morgan Stanley	124,786	3,906
Northern Trust Corp.	34,805	2,053
Oaktree Capital Group LLC Class A	13,000	724
The Blackstone Group LP	74,355	2,125
UBS AG	18,146	345
		27,831
Commercial Banks - 1.8%
Barclays PLC	610,909	2,707
BNP Paribas SA	17,600	1,321
Erste Group Bank AG	24,554	864
Huntington Bancshares, Inc.	226,493	2,079
KBC Groupe SA	8,160	466
Mitsubishi UFJ Financial Group, Inc.	318,300	2,056
Nordea Bank AB	36,200	468
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	54,500	679
Societe Generale Series A	46,600	2,681
Synovus Financial Corp.	299,205	1,044
U.S. Bancorp	264,758	10,384
UniCredit SpA	44,182	321
		25,070
Consumer Finance - 1.6%
Capital One Financial Corp.	239,504	17,156
Discover Financial Services	18,752	999
SLM Corp.	179,107	4,773
		22,928
Diversified Financial Services - 4.2%
Bank of America Corp.	1,138,391	18,009
Berkshire Hathaway, Inc. Class A (a)	8	1,398
Citigroup, Inc.	278,430	14,735
IntercontinentalExchange Group, Inc.	9,828	2,096
JPMorgan Chase & Co.	393,930	22,541
KBC Ancora (a)	20,348	774
		59,553
Insurance - 1.6%
ACE Ltd.	6,336	651
Direct Line Insurance Group PLC	457,410	1,760
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
esure Group PLC	159,774	$ 664
Fairfax Financial Holdings Ltd. (sub. vtg.)	2,500	963
Marsh & McLennan Companies, Inc.	96,553	4,581
MetLife, Inc.	204,667	10,682
The Travelers Companies, Inc.	28,746	2,608
Validus Holdings Ltd.	12,553	503
WMI Holdings Corp. (a)	4,454	5
		22,417
Real Estate Investment Trusts - 0.6%
American Tower Corp.	68,910	5,359
Equity Lifestyle Properties, Inc.	38,405	1,363
Prologis, Inc.	21,918	831
Sun Communities, Inc.	31,742	1,295
		8,848
Real Estate Management & Development - 0.7%
Altisource Residential Corp. Class B	229,410	6,389
CBRE Group, Inc. (a)	165,657	4,016
		10,405
Thrifts & Mortgage Finance - 0.0%
Ocwen Financial Corp. (a)	10,097	572
Washington Mutual, Inc. (a)	130,000	0
		572
TOTAL FINANCIALS		177,624
HEALTH CARE - 9.3%
Biotechnology - 2.5%
Actelion Ltd.	17,769	1,480
Alexion Pharmaceuticals, Inc. (a)	34,664	4,316
Amgen, Inc.	77,105	8,796
Biogen Idec, Inc. (a)	26,875	7,820
CSL Ltd.	22,067	1,381
CSL Ltd. ADR	1,000	31
Gilead Sciences, Inc. (a)	163,758	12,251
Swedish Orphan Biovitrum AB (a)	7,283	76
		36,151
Health Care Equipment & Supplies - 1.3%
Boston Scientific Corp. (a)	447,506	5,182
Covidien PLC	87,607	5,980
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Quidel Corp. (a)	39,220	$ 987
Stryker Corp.	39,229	2,919
The Cooper Companies, Inc.	25,478	3,356
		18,424
Health Care Providers & Services - 1.2%
Brookdale Senior Living, Inc. (a)	58,037	1,692
Cigna Corp.	75,882	6,636
HCA Holdings, Inc.	9,307	432
Henry Schein, Inc. (a)	31,544	3,596
McKesson Corp.	34,982	5,803
Phoenix Healthcare Group Ltd. (a)	16,000	21
		18,180
Life Sciences Tools & Services - 0.7%
Illumina, Inc. (a)	41,405	4,058
Thermo Fisher Scientific, Inc.	55,325	5,580
		9,638
Pharmaceuticals - 3.6%
AbbVie, Inc.	155,811	7,549
Actavis PLC (a)	35,829	5,843
Bristol-Myers Squibb Co.	50,802	2,610
Merck & Co., Inc.	35,870	1,787
Perrigo Co.	31,420	4,898
Pfizer, Inc.	502,604	15,948
Roche Holding AG (participation certificate)	5,056	1,410
Salix Pharmaceuticals Ltd. (a)	18,085	1,534
Shire PLC	70,338	3,185
Valeant Pharmaceuticals International, Inc. (Canada) (a)	29,127	3,194
Zoetis, Inc. Class A	115,711	3,604
		51,562
TOTAL HEALTH CARE		133,955
INDUSTRIALS - 7.3%
Aerospace & Defense - 1.5%
Honeywell International, Inc.	84,214	7,454
TransDigm Group, Inc.	33,168	5,191
United Technologies Corp.	79,441	8,807
		21,452
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 0.4%
FedEx Corp.	42,381	$ 5,878
Commercial Services & Supplies - 0.3%
KAR Auction Services, Inc.	82,197	2,268
Stericycle, Inc. (a)	17,237	2,025
		4,293
Electrical Equipment - 2.1%
AMETEK, Inc.	179,401	8,830
Eaton Corp. PLC	89,100	6,474
Hubbell, Inc. Class B	51,765	5,586
Roper Industries, Inc.	71,387	9,259
		30,149
Industrial Conglomerates - 0.9%
Danaher Corp.	178,687	13,366
Machinery - 0.8%
Cummins, Inc.	40,815	5,402
Ingersoll-Rand PLC	82,100	5,864
		11,266
Professional Services - 0.5%
Verisk Analytics, Inc. (a)	102,750	6,690
Road & Rail - 0.5%
J.B. Hunt Transport Services, Inc.	84,120	6,325
Trading Companies & Distributors - 0.3%
W.W. Grainger, Inc.	18,554	4,785
TOTAL INDUSTRIALS		104,204
INFORMATION TECHNOLOGY - 13.2%
Communications Equipment - 1.5%
Cisco Systems, Inc.	368,909	7,839
Juniper Networks, Inc. (a)	282,370	5,724
Polycom, Inc. (a)	60,361	649
QUALCOMM, Inc.	101,379	7,459
		21,671
Computers & Peripherals - 3.3%
Apple, Inc.	66,106	36,766
Electronics for Imaging, Inc. (a)	47,825	1,894
EMC Corp.	72,780	1,736
NCR Corp. (a)	184,098	6,434
		46,830
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.5%
Flextronics International Ltd. (a)	103,365	$ 784
Jabil Circuit, Inc.	71,883	1,457
TE Connectivity Ltd.	88,300	4,655
		6,896
Internet Software & Services - 3.2%
Demand Media, Inc. (a)	66,762	368
Demandware, Inc. (a)	11,900	674
eBay, Inc. (a)	149,415	7,548
Endurance International Group Holdings, Inc.	110,784	1,583
Facebook, Inc. Class A (a)	27,480	1,292
Google, Inc. Class A (a)	14,995	15,889
Halogen Software, Inc.	32,900	390
IAC/InterActiveCorp	18,143	1,038
Millennial Media, Inc.	26,598	152
Millennial Media, Inc.	53,196	304
Millennial Media, Inc.	9,695	0
Responsys, Inc. (a)	29,557	500
Tencent Holdings Ltd.	10,800	625
Wix.com Ltd. (a)	40,138	823
Yahoo!, Inc. (a)	407,003	15,051
		46,237
IT Services - 0.7%
Cognizant Technology Solutions Corp. Class A (a)	34,735	3,261
Fidelity National Information Services, Inc.	106,664	5,406
FleetCor Technologies, Inc. (a)	5,842	711
Lionbridge Technologies, Inc. (a)	36,899	210
Luxoft Holding, Inc.	10,206	387
		9,975
Semiconductors & Semiconductor Equipment - 0.7%
Micron Technology, Inc. (a)	76,069	1,605
NXP Semiconductors NV (a)	180,836	7,686
		9,291
Software - 3.3%
Adobe Systems, Inc. (a)	70,991	4,031
Aspen Technology, Inc. (a)	21,567	853
Citrix Systems, Inc. (a)	38,356	2,275
Covisint Corp.	22,100	280
Electronic Arts, Inc. (a)	196,172	4,351
Guidewire Software, Inc. (a)	40,300	1,924
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Jive Software, Inc. (a)	56,053	$ 622
Microsoft Corp.	499,829	19,058
Oracle Corp.	236,938	8,362
QLIK Technologies, Inc. (a)	10,200	256
salesforce.com, Inc. (a)	70,099	3,651
Ubisoft Entertainment SA (a)	68,237	898
Xero Ltd. (a)(e)	16,170	453
Xero Ltd. (m)	27,035	682
		47,696
TOTAL INFORMATION TECHNOLOGY		188,596
MATERIALS - 2.5%
Chemicals - 2.1%
Airgas, Inc.	62,707	6,812
Ashland, Inc.	8,861	807
Eastman Chemical Co.	36,333	2,799
Ecolab, Inc.	31,525	3,379
FMC Corp.	42,495	3,096
LyondellBasell Industries NV Class A	48,143	3,716
Monsanto Co.	46,378	5,256
Potash Corp. of Saskatchewan, Inc.	58,989	1,868
Sigma Aldrich Corp.	26,852	2,316
		30,049
Construction Materials - 0.2%
Vulcan Materials Co.	45,851	2,585
Containers & Packaging - 0.2%
Graphic Packaging Holding Co. (a)	94,700	850
Rock-Tenn Co. Class A	19,108	1,804
		2,654
Metals & Mining - 0.0%
Carpenter Technology Corp.	16,365	987
TOTAL MATERIALS		36,275
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.7%
inContact, Inc. (a)	76,417	573
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
TW Telecom, Inc. (a)	4,700	$ 133
Verizon Communications, Inc.	184,864	9,173
		9,879
Wireless Telecommunication Services - 0.7%
SBA Communications Corp. Class A (a)	66,827	5,692
T-Mobile U.S., Inc. (a)	87,750	2,282
Vodafone Group PLC sponsored ADR	46,500	1,725
		9,699
TOTAL TELECOMMUNICATION SERVICES		19,578
UTILITIES - 2.3%
Electric Utilities - 0.9%
American Electric Power Co., Inc.	56,500	2,659
Duke Energy Corp.	78,089	5,463
Edison International	32,867	1,519
NextEra Energy, Inc.	21,800	1,844
PPL Corp.	30,200	927
		12,412
Gas Utilities - 0.3%
National Fuel Gas Co.	31,336	2,115
ONEOK, Inc.	34,452	2,001
		4,116
Independent Power Producers & Energy Traders - 0.2%
NRG Energy, Inc.	95,130	2,517
The AES Corp.	81,212	1,183
		3,700
Multi-Utilities - 0.9%
Ameren Corp.	11,500	412
CenterPoint Energy, Inc.	126,347	2,960
Dominion Resources, Inc.	23,549	1,529
NiSource, Inc.	39,497	1,249
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
PG&E Corp.	64,075	$ 2,587
Sempra Energy	41,309	3,653
		12,390
TOTAL UTILITIES		32,618
TOTAL COMMON STOCKS (Cost $790,199)		1,013,415
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
MongoDB, Inc. Series F, 8.00% (m)	16,802	281
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $281)		281
Corporate Bonds - 7.4%
	Principal Amount (000s)
Convertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cobalt International Energy, Inc. 2.625% 12/1/19	$ 100	99
Nonconvertible Bonds - 7.4%
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.0%
Daimler Finance North America LLC 1.45% 8/1/16 (f)	231	233
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19 (f)	35	35
4.25% 6/15/23 (f)	249	246
5.75% 6/15/43 (f)	179	184
		465
Media - 0.5%
AOL Time Warner, Inc. 7.625% 4/15/31	500	623
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Comcast Corp.:
4.65% 7/15/42	$ 470	$ 432
4.95% 6/15/16	15	16
5.15% 3/1/20	14	16
6.4% 3/1/40	25	29
6.45% 3/15/37	238	275
COX Communications, Inc. 3.25% 12/15/22 (f)	136	125
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	440	503
Discovery Communications LLC:
3.25% 4/1/23	51	48
4.875% 4/1/43	120	112
6.35% 6/1/40	236	263
NBC Universal, Inc.:
5.15% 4/30/20	431	487
6.4% 4/30/40	309	355
News America Holdings, Inc. 7.75% 12/1/45	621	787
News America, Inc.:
6.15% 3/1/37	235	257
6.15% 2/15/41	186	206
Thomson Reuters Corp. 1.3% 2/23/17	122	122
Time Warner Cable, Inc.:
4% 9/1/21	501	466
4.5% 9/15/42	739	547
5.5% 9/1/41	165	134
5.85% 5/1/17	104	115
5.875% 11/15/40	153	130
6.75% 7/1/18	439	495
Time Warner, Inc.:
5.875% 11/15/16	12	14
6.5% 11/15/36	232	258
Viacom, Inc.:
2.5% 9/1/18	46	47
3.5% 4/1/17	583	617
4.375% 3/15/43	148	123
		7,602
TOTAL CONSUMER DISCRETIONARY		8,300
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - 0.4%
Beverages - 0.1%
Beam, Inc.:
1.75% 6/15/18	$ 191	$ 188
1.875% 5/15/17	76	76
Heineken NV:
1.4% 10/1/17 (f)	182	180
2.75% 4/1/23 (f)	191	174
SABMiller Holdings, Inc. 3.75% 1/15/22 (f)	285	289
		907
Food Products - 0.1%
ConAgra Foods, Inc.:
1.9% 1/25/18	131	130
3.2% 1/25/23	152	142
4.65% 1/25/43	128	116
Kraft Foods, Inc.:
5.375% 2/10/20	387	438
6.125% 2/1/18	416	488
6.5% 8/11/17	375	443
		1,757
Tobacco - 0.2%
Altria Group, Inc.:
2.85% 8/9/22	262	241
4% 1/31/24	212	209
4.25% 8/9/42	262	221
4.75% 5/5/21	300	322
5.375% 1/31/44	364	362
9.7% 11/10/18	325	433
Reynolds American, Inc.:
3.25% 11/1/22	187	174
4.75% 11/1/42	289	255
6.15% 9/15/43	143	155
6.75% 6/15/17	23	27
7.25% 6/15/37	409	480
		2,879
TOTAL CONSUMER STAPLES		5,543
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - 1.0%
Energy Equipment & Services - 0.1%
DCP Midstream LLC:
4.75% 9/30/21 (f)	$ 364	$ 367
5.35% 3/15/20 (f)	327	346
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	371	392
5% 10/1/21	146	155
6.5% 4/1/20	24	28
Transocean, Inc. 5.05% 12/15/16	238	263
		1,551
Oil, Gas & Consumable Fuels - 0.9%
Anadarko Petroleum Corp.:
5.95% 9/15/16	16	18
6.375% 9/15/17	673	785
Apache Corp. 4.75% 4/15/43	243	239
Chevron Corp. 2.427% 6/24/20	173	171
DCP Midstream Operating LP:
2.5% 12/1/17	168	169
3.875% 3/15/23	104	97
Duke Energy Field Services:
5.375% 10/15/15 (f)	10	11
6.45% 11/3/36 (f)	375	388
El Paso Natural Gas Co. 5.95% 4/15/17	7	8
Enbridge Energy Partners LP 4.2% 9/15/21	438	446
Encana Holdings Finance Corp. 5.8% 5/1/14	23	23
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (f)	7	8
Marathon Petroleum Corp. 5.125% 3/1/21	215	235
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (f)	357	364
Motiva Enterprises LLC:
5.75% 1/15/20 (f)	156	177
6.85% 1/15/40 (f)	223	277
Nakilat, Inc. 6.067% 12/31/33 (f)	279	294
Nexen, Inc. 5.2% 3/10/15	7	7
Petro-Canada 6.05% 5/15/18	150	176
Petrobras Global Finance BV:
3% 1/15/19	64	61
4.375% 5/20/23	596	542
5.625% 5/20/43	569	470
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	$ 354	$ 366
5.375% 1/27/21	815	818
5.75% 1/20/20	611	635
7.875% 3/15/19	399	461
Petroleos Mexicanos:
3.5% 7/18/18	463	473
3.5% 1/30/23	285	260
4.875% 1/24/22	237	242
5.5% 1/21/21	369	396
5.5% 6/27/44	648	573
6% 3/5/20	21	23
6.5% 6/2/41	661	668
Phillips 66 Co.:
4.3% 4/1/22	338	348
5.875% 5/1/42	289	314
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	173	171
6.125% 1/15/17	205	233
Spectra Energy Capital, LLC 5.65% 3/1/20	10	11
Spectra Energy Partners, LP:
2.95% 6/15/16	69	71
2.95% 9/25/18	63	64
4.6% 6/15/21	90	94
Suncor Energy, Inc. 6.1% 6/1/18	395	464
Texas Eastern Transmission LP 6% 9/15/17 (f)	326	370
Western Gas Partners LP 5.375% 6/1/21	393	423
		12,444
TOTAL ENERGY		13,995
FINANCIALS - 3.7%
Capital Markets - 0.4%
Goldman Sachs Group, Inc.:
2.9% 7/19/18	526	540
5.25% 7/27/21	96	106
5.625% 1/15/17	500	553
5.95% 1/18/18	32	37
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
6% 6/15/20	$ 600	$ 693
6.15% 4/1/18	36	42
6.75% 10/1/37	187	207
Lazard Group LLC:
4.25% 11/14/20	185	185
6.85% 6/15/17	31	35
Merrill Lynch & Co., Inc. 6.11% 1/29/37	200	213
Morgan Stanley:
2.125% 4/25/18	863	862
3.75% 2/25/23	438	427
4.875% 11/1/22	365	375
5% 11/24/25	550	550
5.75% 1/25/21	100	114
6.625% 4/1/18	600	707
		5,646
Commercial Banks - 0.5%
Bank of America NA 5.3% 3/15/17	420	468
Credit Suisse 6% 2/15/18	664	766
Fifth Third Bancorp 8.25% 3/1/38	94	127
Fifth Third Capital Trust IV 6.5% 4/15/37 (i)	233	233
HBOS PLC 6.75% 5/21/18 (f)	180	204
Huntington Bancshares, Inc. 7% 12/15/20	97	115
JPMorgan Chase Bank 6% 10/1/17	250	289
KeyBank NA:
5.45% 3/3/16	294	321
5.8% 7/1/14	322	332
Marshall & Ilsley Bank 5% 1/17/17	259	284
Regions Bank:
6.45% 6/26/37	652	681
7.5% 5/15/18	282	336
Regions Financial Corp.:
2% 5/15/18	382	376
5.75% 6/15/15	73	78
7.75% 11/10/14	229	243
Royal Bank of Scotland Group PLC:
6.1% 6/10/23	470	477
6.125% 12/15/22	694	707
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo & Co.:
1.25% 7/20/16	$ 1,200	$ 1,210
3.676% 6/15/16	160	171
4.48% 1/16/24 (f)	30	30
		7,448
Consumer Finance - 0.4%
American Express Credit Corp. 1.3% 7/29/16	357	360
Discover Financial Services:
3.85% 11/21/22	462	444
5.2% 4/27/22	42	44
6.45% 6/12/17	1,019	1,160
Ford Motor Credit Co. LLC:
1.5% 1/17/17	239	239
1.7% 5/9/16	561	568
2.875% 10/1/18	400	410
General Electric Capital Corp.:
1% 12/11/15	289	291
2.95% 5/9/16	185	194
3.5% 6/29/15	192	201
6% 8/7/19	1,000	1,194
HSBC U.S.A., Inc. 1.625% 1/16/18	314	313
Hyundai Capital America:
1.625% 10/2/15 (f)	122	123
1.875% 8/9/16 (f)	92	93
2.125% 10/2/17 (f)	134	135
2.875% 8/9/18 (f)	163	166
		5,935
Diversified Financial Services - 0.7%
Bank of America Corp.:
2.6% 1/15/19	448	453
3.3% 1/11/23	947	896
3.875% 3/22/17	380	408
4.1% 7/24/23	352	353
5.65% 5/1/18	205	235
5.75% 12/1/17	615	704
6.5% 8/1/16	300	341
BP Capital Markets PLC 4.742% 3/11/21	300	329
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.:
1.3% 11/15/16	$ 568	$ 568
3.953% 6/15/16	397	424
4.05% 7/30/22	151	150
4.75% 5/19/15	544	574
5.5% 9/13/25	461	488
6.125% 5/15/18	212	248
6.675% 9/13/43	190	212
Five Corners Funding Trust 4.419% 11/15/23 (f)	360	360
JPMorgan Chase & Co.:
1.625% 5/15/18	720	710
2% 8/15/17	300	304
3.15% 7/5/16	430	452
3.25% 9/23/22	503	482
4.35% 8/15/21	420	445
4.5% 1/24/22	134	142
4.95% 3/25/20	661	734
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (f)	216	210
TECO Finance, Inc.:
4% 3/15/16	96	102
5.15% 3/15/20	141	155
		10,479
Insurance - 0.6%
Allstate Corp. 6.2% 5/16/14	264	270
American International Group, Inc.:
4.875% 9/15/16	257	283
4.875% 6/1/22	107	116
5.6% 10/18/16	318	356
Aon Corp.:
3.125% 5/27/16	376	394
3.5% 9/30/15	151	158
5% 9/30/20	133	147
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(i)	12	12
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	408	450
5.375% 3/15/17	6	7
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Liberty Mutual Group, Inc.:
5% 6/1/21 (f)	$ 421	$ 448
6.5% 3/15/35 (f)	327	356
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	233	251
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (f)	199	207
MetLife, Inc.:
3.048% 12/15/22	313	298
4.368% 9/15/23 (i)	305	317
4.75% 2/8/21	137	150
6.75% 6/1/16	290	331
Metropolitan Life Global Funding I:
3% 1/10/23 (f)	223	211
5.125% 6/10/14 (f)	255	261
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (f)	222	254
Pacific Life Insurance Co. 9.25% 6/15/39 (f)	203	283
Pacific LifeCorp:
5.125% 1/30/43 (f)	441	412
6% 2/10/20 (f)	409	460
Prudential Financial, Inc.:
2.3% 8/15/18	51	52
4.5% 11/16/21	200	215
4.75% 9/17/15	500	535
5.8% 11/16/41	262	289
6.2% 11/15/40	134	156
7.375% 6/15/19	120	149
Symetra Financial Corp. 6.125% 4/1/16 (f)	38	41
Unum Group:
5.625% 9/15/20	270	301
5.75% 8/15/42	458	477
7.125% 9/30/16	19	22
		8,669
Real Estate Investment Trusts - 0.4%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	108	110
American Campus Communities Operating Partnership LP 3.75% 4/15/23	101	95
AvalonBay Communities, Inc. 3.625% 10/1/20	160	163
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Boston Properties, Inc. 3.85% 2/1/23	$ 432	$ 427
BRE Properties, Inc. 5.5% 3/15/17	52	58
Camden Property Trust:
2.95% 12/15/22	135	124
4.25% 1/15/24 (g)	304	307
DDR Corp. 4.625% 7/15/22	247	255
Developers Diversified Realty Corp.:
4.75% 4/15/18	313	342
7.5% 4/1/17	203	238
9.625% 3/15/16	106	125
Duke Realty LP:
3.625% 4/15/23	180	168
3.875% 10/15/22	310	297
4.375% 6/15/22	207	207
5.4% 8/15/14	238	245
5.95% 2/15/17	57	64
6.5% 1/15/18	285	329
6.75% 3/15/20	12	14
8.25% 8/15/19	127	159
Equity One, Inc.:
3.75% 11/15/22	400	377
5.375% 10/15/15	47	51
Federal Realty Investment Trust 5.9% 4/1/20	95	110
HCP, Inc. 3.75% 2/1/16	201	212
Health Care REIT, Inc.:
2.25% 3/15/18	147	147
4.7% 9/15/17	48	53
HRPT Properties Trust 5.75% 11/1/15	50	52
UDR, Inc. 5.5% 4/1/14	498	505
Washington REIT 5.25% 1/15/14	10	10
Weingarten Realty Investors 3.375% 10/15/22	68	63
		5,307
Real Estate Management & Development - 0.7%
BioMed Realty LP:
3.85% 4/15/16	390	409
4.25% 7/15/22	163	158
6.125% 4/15/20	126	140
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Brandywine Operating Partnership LP:
3.95% 2/15/23	$ 359	$ 342
4.95% 4/15/18	197	214
5.7% 5/1/17	1,000	1,110
6% 4/1/16	86	94
7.5% 5/15/15	44	48
Digital Realty Trust LP:
4.5% 7/15/15	172	179
5.25% 3/15/21	201	208
ERP Operating LP:
4.625% 12/15/21	540	577
4.75% 7/15/20	265	288
5.375% 8/1/16	117	130
5.75% 6/15/17	567	640
Liberty Property LP:
3.375% 6/15/23	185	171
4.125% 6/15/22	177	176
4.4% 2/15/24	418	416
4.75% 10/1/20	394	417
5.125% 3/2/15	7	7
5.5% 12/15/16	12	13
6.625% 10/1/17	281	325
Mack-Cali Realty LP:
2.5% 12/15/17	252	250
3.15% 5/15/23	426	376
4.5% 4/18/22	108	108
7.75% 8/15/19	23	28
Mid-America Apartments LP 4.3% 10/15/23	73	72
Post Apartment Homes LP 3.375% 12/1/22	70	65
Prime Property Funding, Inc.:
5.125% 6/1/15 (f)	57	60
5.7% 4/15/17 (f)	94	103
Regency Centers LP 5.25% 8/1/15	124	132
Simon Property Group LP:
2.75% 2/1/23	232	216
2.8% 1/30/17	82	86
4.125% 12/1/21	229	240
Tanger Properties LP:
3.875% 12/1/23	160	157
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP: - continued
6.125% 6/1/20	$ 478	$ 555
Ventas Realty LP 1.55% 9/26/16	250	252
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	227	225
4% 4/30/19	114	121
		9,108
TOTAL FINANCIALS		52,592
HEALTH CARE - 0.3%
Biotechnology - 0.0%
Amgen, Inc. 5.15% 11/15/41	350	344
Health Care Providers & Services - 0.2%
Aetna, Inc.:
2.75% 11/15/22	178	165
4.125% 11/15/42	99	86
Express Scripts Holding Co. 4.75% 11/15/21	378	402
Express Scripts, Inc. 3.125% 5/15/16	357	374
Medco Health Solutions, Inc.:
2.75% 9/15/15	38	39
4.125% 9/15/20	259	270
UnitedHealth Group, Inc.:
2.75% 2/15/23	59	55
2.875% 3/15/23	463	435
WellPoint, Inc. 3.3% 1/15/23	172	163
		1,989
Pharmaceuticals - 0.1%
AbbVie, Inc.:
1.75% 11/6/17	358	361
2.9% 11/6/22	368	347
Mylan, Inc. 1.35% 11/29/16	120	120
Perrigo Co. Ltd. 2.3% 11/8/18 (f)	200	201
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	120	120
Zoetis, Inc.:
1.875% 2/1/18	57	57
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Zoetis, Inc.: - continued
3.25% 2/1/23	$ 138	$ 130
4.7% 2/1/43	139	129
		1,465
TOTAL HEALTH CARE		3,798
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (f)	18	18
6.375% 6/1/19 (f)	309	361
		379
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	13	14
6.9% 7/2/19	5	5
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	9	10
8.36% 1/20/19	8	8
		37
TOTAL INDUSTRIALS		416
INFORMATION TECHNOLOGY - 0.0%
Computers & Peripherals - 0.0%
Apple, Inc. 3.85% 5/4/43	465	388
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA 2.375% 12/17/18	74	74
Office Electronics - 0.0%
Xerox Corp. 4.25% 2/15/15	12	12
TOTAL INFORMATION TECHNOLOGY		474
MATERIALS - 0.2%
Chemicals - 0.0%
The Dow Chemical Co.:
4.125% 11/15/21	343	353
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
The Dow Chemical Co.: - continued
4.25% 11/15/20	$ 186	$ 199
4.375% 11/15/42	133	118
		670
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	15	17
Metals & Mining - 0.2%
Anglo American Capital PLC 9.375% 4/8/14 (f)	211	217
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (f)	360	355
4.5% 8/13/23 (f)	500	504
5.625% 10/18/43 (f)	254	247
Rio Tinto Finance (U.S.A.) PLC 2.25% 12/14/18	356	358
Vale Overseas Ltd.:
4.375% 1/11/22	200	193
6.25% 1/23/17	503	564
		2,438
TOTAL MATERIALS		3,125
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.:
5.55% 8/15/41	1,223	1,216
6.3% 1/15/38	398	431
CenturyLink, Inc.:
5.15% 6/15/17	28	30
6% 4/1/17	70	76
6.15% 9/15/19	226	238
Embarq Corp.:
7.082% 6/1/16	236	264
7.995% 6/1/36	175	178
Verizon Communications, Inc.:
3.85% 11/1/42	109	87
6.25% 4/1/37	187	204
6.4% 9/15/33	346	386
6.55% 9/15/43	2,538	2,888
		5,998
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV:
2.375% 9/8/16	$ 276	$ 284
3.125% 7/16/22	255	237
Vodafone Group PLC 5% 12/16/13	18	18
		539
TOTAL TELECOMMUNICATION SERVICES		6,537
UTILITIES - 0.8%
Electric Utilities - 0.4%
American Electric Power Co., Inc.:
1.65% 12/15/17	147	146
2.95% 12/15/22	140	131
Dayton Power & Light Co. 1.875% 9/15/16 (f)	119	120
Duke Capital LLC 5.668% 8/15/14	16	17
Duke Energy Corp. 3.95% 10/15/23	55	55
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (f)	273	303
6.4% 9/15/20 (f)	569	650
Edison International 3.75% 9/15/17	226	240
FirstEnergy Corp.:
2.75% 3/15/18	299	295
4.25% 3/15/23	528	492
7.375% 11/15/31	635	672
FirstEnergy Solutions Corp. 6.05% 8/15/21	649	695
LG&E and KU Energy LLC:
2.125% 11/15/15	255	260
3.75% 11/15/20	49	50
Monongahela Power Co.:
4.1% 4/15/24 (f)	131	131
5.4% 12/15/43 (f)	200	202
Nevada Power Co. 6.5% 5/15/18	165	197
Northeast Utilities:
1.45% 5/1/18	96	94
2.8% 5/1/23	435	400
Pepco Holdings, Inc. 2.7% 10/1/15	240	246
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
PPL Capital Funding, Inc. 3.4% 6/1/23	$ 207	$ 195
Progress Energy, Inc. 6% 12/1/39	260	291
		5,882
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	122	126
Independent Power Producers & Energy Traders - 0.0%
PPL Energy Supply LLC 6.5% 5/1/18	182	205
PSEG Power LLC 2.75% 9/15/16	90	94
		299
Multi-Utilities - 0.4%
Ameren Illinois Co. 6.125% 11/15/17	165	190
Dominion Resources, Inc.:
2.5481% 9/30/66 (i)	635	591
7.5% 6/30/66 (i)	26	28
MidAmerican Energy Holdings, Co.:
1.1% 5/15/17 (f)	523	523
2% 11/15/18 (f)	403	403
National Grid PLC 6.3% 8/1/16	183	207
NiSource Finance Corp.:
4.45% 12/1/21	155	159
5.25% 2/15/43	357	341
5.4% 7/15/14	11	11
5.45% 9/15/20	148	165
5.8% 2/1/42	199	200
5.95% 6/15/41	396	416
6.4% 3/15/18	11	13
6.8% 1/15/19	677	801
Sempra Energy:
2.3% 4/1/17	376	385
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy: - continued
2.875% 10/1/22	$ 154	$ 143
Wisconsin Energy Corp. 6.25% 5/15/67 (i)	21	21
		4,597
TOTAL UTILITIES		10,904
TOTAL NONCONVERTIBLE BONDS		105,684
TOTAL CORPORATE BONDS (Cost $101,211)		105,783
U.S. Treasury Obligations - 8.3%

U.S. Treasury Bills, yield at date of purchase 0.02% to 0.05% 1/2/14 to 2/6/14 (h)	895	895
U.S. Treasury Bonds:
3.125% 2/15/43	1,060	930
3.625% 8/15/43	5,271	5,096
U.S. Treasury Notes:
0.25% 9/15/14	149	149
0.25% 8/15/15	379	379
0.5% 7/31/17	2,063	2,037
0.625% 10/15/16	18,570	18,624
0.875% 11/30/16	1,254	1,265
0.875% 1/31/17	102	103
0.875% 4/30/17	9	9
0.875% 1/31/18	9,947	9,873
0.875% 7/31/19	5,971	5,720
1% 5/31/18	5,583	5,538
1.25% 10/31/18 (e)	29,363	29,241
1.375% 7/31/18	7,186	7,228
1.375% 9/30/18	5,036	5,052
1.75% 5/31/16	5,530	5,714
1.75% 5/15/23	350	322
2% 9/30/20	14,986	14,945
U.S. Treasury Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Notes: - continued
2% 2/15/23	$ 3,074	$ 2,915
2.375% 2/28/15	3,231	3,318
TOTAL U.S. TREASURY OBLIGATIONS (Cost $119,953)		119,353
U.S. Government Agency - Mortgage Securities - 1.2%

Fannie Mae - 1.0%
2.303% 6/1/36 (i)	9	9
2.536% 6/1/42 (i)	52	54
2.643% 7/1/37 (i)	18	19
2.949% 11/1/40 (i)	27	29
2.959% 9/1/41 (i)	32	33
3.093% 10/1/41 (i)	20	21
3.227% 7/1/41 (i)	51	53
3.348% 10/1/41 (i)	28	29
3.5% 8/1/42 to 10/1/43	9,912	9,874
3.551% 7/1/41 (i)	55	58
4.5% 12/1/23	14	15
4.5% 12/1/43 (g)	1,700	1,815
5% 12/1/35	571	622
5% 12/1/43 (g)	300	326
5.5% 12/1/43 (g)	400	438
6% 11/1/35 to 8/1/37	475	527
TOTAL FANNIE MAE		13,922
Freddie Mac - 0.2%
3.064% 10/1/35 (i)	23	24
3.223% 4/1/41 (i)	38	40
3.242% 9/1/41 (i)	29	31
3.283% 6/1/41 (i)	41	43
3.466% 5/1/41 (i)	40	43
3.5% 6/1/42 to 10/1/43	2,093	2,083
3.63% 6/1/41 (i)	48	51
3.715% 5/1/41 (i)	48	51
5% 11/1/40	331	362
TOTAL FREDDIE MAC		2,728
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - 0.0%
5.5% 6/15/35	$ 146	$ 161
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $17,090)		16,811
Asset-Backed Securities - 0.3%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.636% 4/25/35 (i)	30	27
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE2 Class M2, 0.841% 4/25/35 (i)	0*	0*
Ally Master Owner Trust:
Series 2011-1 Class A2, 2.15% 1/15/16	310	311
Series 2011-3 Class A2, 1.81% 5/15/16	280	282
Series 2012-3 Class A2, 1.21% 6/15/17	370	373
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.216% 12/25/33 (i)	3	2
Series 2004-R2 Class M3, 0.991% 4/25/34 (i)	4	2
Series 2005-R2 Class M1, 0.616% 4/25/35 (i)	59	58
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.946% 3/25/34 (i)	2	2
Series 2004-W11 Class M2, 1.216% 11/25/34 (i)	25	23
Series 2004-W7 Class M1, 0.991% 5/25/34 (i)	27	25
Series 2006-W4 Class A2C, 0.326% 5/25/36 (i)	56	18
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 0.991% 4/25/34 (i)	93	87
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.39% 12/20/17	360	362
Capital Trust Ltd. Series 2004-1:
Class B, 0.9341% 7/20/39 (f)(i)	9	7
Class C, 1.268% 7/20/39 (f)(i)	15	1
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.306% 12/25/36 (i)	82	47
CFC LLC:
Series 2013-1A Class A, 1.65% 7/17/17 (f)	70	70
Series 2013-2A Class A, 1.75% 11/15/17 (f)	353	353
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.621% 4/25/34 (i)	4	3
Series 2004-4 Class M2, 0.961% 6/25/34 (i)	21	19
Series 2004-7 Class AF5, 5.37% 1/25/35	138	145
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae Series 2004-T5 Class AB3, 0.9986% 5/28/35 (i)	$ 2	$ 2
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.341% 8/25/34 (i)	13	10
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.991% 3/25/34 (i)	1	0*
Ford Credit Floorplan Master Owner Trust Series 2013-3 Class A1, 0.79% 6/15/17	700	702
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.901% 1/25/35 (i)	43	35
Class M4, 1.186% 1/25/35 (i)	16	7
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6176% 2/25/47 (f)(i)	106	90
GE Business Loan Trust:
Series 2003-1 Class A, 0.5977% 4/15/31 (f)(i)	3	3
Series 2006-2A:
Class A, 0.3477% 11/15/34 (f)(i)	29	27
Class B, 0.4477% 11/15/34 (f)(i)	11	9
Class C, 0.5477% 11/15/34 (f)(i)	18	15
Class D, 0.9177% 11/15/34 (f)(i)	7	4
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.716% 9/25/46 (f)(i)	54	54
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.456% 8/25/33 (i)	25	24
Series 2003-5 Class A2, 0.866% 12/25/33 (i)	1	1
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.356% 1/25/37 (i)	56	28
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.296% 11/25/36 (i)	56	55
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.5776% 12/27/29 (i)	16	15
Series 2006-A Class 2C, 1.3976% 3/27/42 (i)	43	7
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.466% 5/25/37 (i)	23	1
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.141% 7/25/34 (i)	3	3
Series 2006-FM1 Class A2B, 0.276% 4/25/37 (i)	28	27
Series 2006-OPT1 Class A1A, 0.686% 6/25/35 (i)	52	49
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.846% 8/25/34 (i)	3	3
Series 2005-NC1 Class M1, 0.606% 1/25/35 (i)	18	17
Series 2005-NC2 Class B1, 1.336% 3/25/35 (i)	15	7
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.676% 9/25/35 (i)	65	54
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ocala Funding LLC:
Series 2005-1A Class A, 1.668% 3/20/10 (d)(f)(i)	$ 25	$ 0
Series 2006-1A Class A, 1.568% 3/20/11 (d)(f)(i)	53	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.416% 9/25/34 (i)	24	20
Class M4, 1.616% 9/25/34 (i)	31	10
Series 2005-WCH1 Class M4, 0.996% 1/25/36 (i)	67	55
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.966% 4/25/33 (i)	0*	0*
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.961% 3/25/35 (i)	47	38
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2044% 6/15/33 (i)	49	43
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.891% 9/25/34 (i)	2	2
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.026% 9/25/34 (i)	1	1
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8029% 4/6/42 (f)(i)	60	2
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0384% 10/25/44 (f)(i)	81	76
TOTAL ASSET-BACKED SECURITIES (Cost $3,326)		3,713
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.2%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.726% 1/25/35 (i)	66	65
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5816% 10/25/34 (i)	34	34
Granite Master Issuer PLC:
floater:
Series 2006-1A:
Class A1, 0.238% 12/20/54 (f)(i)	355	350
Class C2, 1.368% 12/20/54 (f)(i)	271	252
Series 2006-2:
Class A4, 0.248% 12/20/54 (i)	101	99
Class C1, 1.108% 12/20/54 (i)	242	220
Series 2006-3:
Class A3, 0.248% 12/20/54 (i)	48	47
Class A7, 0.368% 12/20/54 (i)	56	55
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-3: - continued
Class C2, 1.168% 12/20/54 (i)	$ 50	$ 46
Series 2006-4:
Class A4, 0.268% 12/20/54 (i)	163	161
Class B1, 0.348% 12/20/54 (i)	169	160
Class C1, 0.928% 12/20/54 (i)	103	92
Class M1, 0.508% 12/20/54 (i)	44	41
Series 2007-1:
Class 1C1, 0.768% 12/20/54 (i)	84	76
Class 1M1, 0.468% 12/20/54 (i)	54	51
Class 2A1, 0.308% 12/20/54 (i)	128	126
Class 2C1, 1.028% 12/20/54 (i)	38	34
Class 2M1, 0.668% 12/20/54 (i)	70	65
Series 2007-2:
Class 2C1, 1.0275% 12/17/54 (i)	97	88
Class 3A1, 0.3475% 12/17/54 (i)	26	26
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6921% 1/20/44 (i)	19	19
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.7044% 8/25/36 (i)	58	47
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.376% 5/25/47 (i)	26	20
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.336% 2/25/37 (i)	40	35
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.456% 7/25/35 (i)	69	67
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5185% 7/10/35 (f)(i)	15	14
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 1.066% 6/25/33 (f)(i)	0*	0*
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2893% 7/20/34 (i)	1	1
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.4729% 4/25/33 (i)	9	9
TOTAL PRIVATE SPONSOR		2,300
U.S. Government Agency - 0.1%
Fannie Mae:
floater:
Series 2005-38 Class F, 0.466% 5/25/35 (i)	56	56
Series 2006-50 Class BF, 0.566% 6/25/36 (i)	71	71
Series 2006-82 Class F, 0.736% 9/25/36 (i)	102	101
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
floater: - continued
Series 2007-36 Class F, 0.396% 4/25/37 (i)	$ 87	$ 87
Series 2011-37 Class FA, 0.616% 5/25/41 (i)	261	262
Series 2011-40 Class DF, 0.616% 5/25/41 (i)	200	201
Series 2013-62 Class FA, 0.466% 6/25/43 (i)	349	346
floater sequential payer:
Series 2010-74 Class WF, 0.766% 7/25/34 (i)	77	78
Series 2012-120 Class FE 0.466% 2/25/39 (i)	155	154
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	8	8
Freddie Mac:
floater:
Series 2011-3845 Class FA, 0.5877% 4/15/41 (i)	130	130
Series 3830 Class FD, 0.5277% 3/15/41 (i)	369	370
floater sequential payer Series 2011-3969 Class AF, 0.6177% 10/15/33 (i)	161	162
TOTAL U.S. GOVERNMENT AGENCY		2,026
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,254)		4,326
Commercial Mortgage Securities - 1.8%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.3696% 2/14/43 (i)(k)	28	1
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7162% 5/10/45 (i)	38	39
Series 2006-3 Class A4, 5.889% 7/10/44	320	349
Series 2006-5 Class A2, 5.317% 9/10/47	186	187
Series 2006-6 Class A3, 5.369% 10/10/45	150	154
Series 2007-4 Class A3, 5.8111% 2/10/51 (i)	46	47
Series 2006-4 Class A1A, 5.617% 7/10/46 (i)	870	963
Series 2005-3 Class A3B, 5.09% 7/10/43 (i)	233	242
Series 2006-6 Class E, 5.619% 10/10/45 (f)	43	4
Series 2007-3:
Class A3, 5.5593% 6/10/49 (i)	125	126
Class A4, 5.5593% 6/10/49 (i)	156	173
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	274	297
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.016% 12/25/33 (f)(i)	$ 2	$ 1
Series 2005-4A:
Class A2, 0.556% 1/25/36 (f)(i)	47	39
Class B1, 1.566% 1/25/36 (f)(i)	4	1
Class M1, 0.616% 1/25/36 (f)(i)	15	8
Class M2, 0.636% 1/25/36 (f)(i)	5	2
Class M3, 0.666% 1/25/36 (f)(i)	7	3
Class M4, 0.776% 1/25/36 (f)(i)	4	2
Class M5, 0.816% 1/25/36 (f)(i)	4	1
Class M6, 0.866% 1/25/36 (f)(i)	4	1
Series 2006-3A Class M4, 0.596% 10/25/36 (f)(i)	4	1
Series 2007-1 Class A2, 0.436% 3/25/37 (f)(i)	27	19
Series 2007-2A:
Class A1, 0.436% 7/25/37 (f)(i)	27	21
Class A2, 0.486% 7/25/37 (f)(i)	25	13
Class M1, 0.536% 7/25/37 (f)(i)	9	2
Class M2, 0.576% 7/25/37 (f)(i)	5	1
Class M3, 0.656% 7/25/37 (f)(i)	5	0*
Class M4, 0.816% 7/25/37 (f)(i)	10	0*
Class M5, 0.916% 7/25/37 (f)(i)	0*	0*
Series 2007-3:
Class A2, 0.456% 7/25/37 (f)(i)	29	19
Class M1, 0.476% 7/25/37 (f)(i)	5	2
Class M2, 0.506% 7/25/37 (f)(i)	5	2
Class M3, 0.536% 7/25/37 (f)(i)	9	2
Class M4, 0.666% 7/25/37 (f)(i)	13	3
Class M5, 0.766% 7/25/37 (f)(i)	7	1
Class M6, 0.966% 7/25/37 (f)(i)	3	0*
Series 2007-4A:
Class M1, 1.116% 9/25/37 (f)(i)	10	1
Class M2, 1.216% 9/25/37 (f)(i)	10	1
Series 2007-5A, Class IO, 4.186% 10/25/37 (f)(i)(k)	259	18
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 0.4177% 3/15/22 (f)(i)	25	24
Class E, 0.4677% 3/15/22 (f)(i)	128	119
Class F, 0.5177% 3/15/22 (f)(i)	78	71
Class G, 0.5677% 3/15/22 (f)(i)	20	18
Class H, 0.7177% 3/15/22 (f)(i)	25	22
Class J, 0.8677% 3/15/22 (f)(i)	25	21
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
sequential payer Series 2007-PW16 Class A4, 5.7077% 6/11/40 (i)	$ 44	$ 50
Series 2006-PW14 Class X2, 0.6565% 12/11/38 (f)(i)(k)	708	0*
Series 2006-T22 Class A4, 5.5794% 4/12/38 (i)	9	10
Series 2007-PW18 Class X2, 0.3079% 6/11/50 (f)(i)(k)	4,816	28
Series 2007-T28 Class X2, 0.1575% 9/11/42 (f)(i)(k)	2,337	8
C-BASS Trust floater Series 2006-SC1 Class A, 0.436% 5/25/36 (f)(i)	24	23
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (f)	46	47
Class XCL, 1.1666% 5/15/35 (f)(i)(k)	189	3
Citigroup/Deutsche Bank Commercial Mortgage Trust
sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49	73	74
Class A4, 5.322% 12/11/49	2,380	2,627
Cobalt CMBS Commercial Mortgage Trust:
Series 2006-C1 Class B, 5.359% 8/15/48	225	14
Series 2007-C2 Class B, 5.617% 4/15/47 (i)	84	61
COMM Mortgage Trust pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0177% 4/15/17 (f)(i)	6	6
Series 2006-FL12 Class AJ, 0.2977% 12/15/20 (f)(i)	30	30
sequential payer Series 2006-C7 Class A1A, 5.7429% 6/10/46 (i)	288	316
Series 2004-LB4A Class A5, 4.84% 10/15/37	600	609
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C2 Class A2, 5.448% 1/15/49 (i)	16	16
Series 2007-C5 Class A4, 5.695% 9/15/40 (i)	68	76
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5177% 4/15/22 (f)(i)	268	246
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37	3	3
Series 2001-CK6 Class AX, 1.17% 8/15/36 (i)(k)	6	0*
Series 2001-CKN5 Class AX, 0.6555% 9/15/34 (f)(i)(k)	24	0*
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3177% 2/15/22 (f)(i)	$ 28	$ 28
Class C:
0.3377% 2/15/22 (f)(i)	84	82
0.4377% 2/15/22 (f)(i)	30	29
Class F, 0.4877% 2/15/22 (f)(i)	60	57
Series 2007-C1:
Class ASP, 0.3538% 2/15/40 (i)(k)	924	1
Class B, 5.487% 2/15/40 (f)(i)	115	15
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	1,194	1,305
Series 2001-1 Class X1, 2.0466% 5/15/33 (f)(i)(k)	28	0*
Series 2007-C1 Class XP, 0.1588% 12/10/49 (i)(k)	477	0*
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3585% 11/5/21 (f)(i)	28	28
Series 2006-GG7 Class A4, 5.8284% 7/10/38 (i)	177	194
Series 2007-GG11 Class A1, 0.2955% 12/10/49 (f)(i)(k)	1,112	3
GS Mortgage Securities Corp. II:
floater Series 2007-EOP:
Class C, 2.0056% 3/6/20 (f)(i)	44	44
Class D, 2.2018% 3/6/20 (f)(i)	117	117
Class F, 2.6334% 3/6/20 (f)(i)	4	4
Class G, 2.7903% 3/6/20 (f)(i)	2	2
Series 2006-GG6 Class A2, 5.506% 4/10/38	58	58
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39 (i)	80	88
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (f)	100	101
Class DFX, 4.6112% 11/5/30 (f)	362	366
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FL2A:
Class B, 0.3377% 11/15/18 (f)(i)	32	31
Class C, 0.3777% 11/15/18 (f)(i)	23	22
Class D, 0.3977% 11/15/18 (f)(i)	7	6
Class E, 0.4477% 11/15/18 (f)(i)	10	9
Class F, 0.4977% 11/15/18 (f)(i)	14	14
Class G, 0.5277% 11/15/18 (f)(i)	13	12
Class H, 0.6677% 11/15/18 (f)(i)	10	9
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2006-CB14 Class A3B, 5.4862% 12/12/44 (i)	$ 20	$ 21
Series 2006-CB16 Class A1A, 5.546% 5/12/45	495	546
Series 2006-CB17:
Class A3, 5.45% 12/12/43	6	6
Class A4, 5.429% 12/12/43	240	261
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	880	967
Series 2006-LDP9 Class A3, 5.336% 5/15/47	31	34
Series 2007-CB18 Class A4, 5.44% 6/12/47	70	77
Series 2007-CB19 Class A4, 5.7062% 2/12/49 (i)	1,130	1,266
Series 2007-LD11:
Class A2, 5.798% 6/15/49 (i)	85	85
Class A4, 5.813% 6/15/49 (i)	790	888
Series 2007-LDPX Class A3, 5.42% 1/15/49	554	613
Series 2006-LDP7 Class A4, 5.863% 4/15/45 (i)	700	768
Series 2007-CB19:
Class B, 5.7062% 2/12/49 (i)	6	2
Class C, 5.7062% 2/12/49 (i)	17	3
Class D, 5.7062% 2/12/49 (i)	18	3
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (i)	6	1
Class ES, 5.6968% 1/15/49 (f)(i)	39	2
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8839% 7/15/44 (i)	58	65
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	34	37
Series 2006-C7 Class A2, 5.3% 11/15/38	39	41
Series 2007-C1 Class A4, 5.424% 2/15/40	550	610
Series 2007-C1 Class XCP, 0.3849% 2/15/40 (i)(k)	102	0
Series 2007-C6 Class A4, 5.858% 7/15/40 (i)	94	103
Series 2007-C7:
Class A3, 5.866% 9/15/45	445	499
Class XCP, 0.2787% 9/15/45 (i)(k)	4,375	14
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class G, 0.5277% 9/15/21 (f)(i)	7	7
Class H, 0.5677% 9/15/21 (f)(i)	26	25
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4211% 1/12/44 (f)(i)	65	57
Series 2007-C1 Class A4, 5.8524% 6/12/50 (i)	354	396
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.2885% 12/12/49 (i)	$ 4	$ 4
sequential payer:
Series 2006-4:
Class A3, 5.172% 12/12/49 (i)	40	44
Class ASB, 5.133% 12/12/49 (i)	36	37
Series 2007-5 Class A4, 5.378% 8/12/48	63	69
Series 2007-6 Class A4, 5.485% 3/12/51 (i)	550	610
Series 2007-7 Class A4, 5.7367% 6/12/50 (i)	263	293
Series 2006-4 Class XP, 0.6171% 12/12/49 (i)(k)	798	5
Series 2007-6 Class B, 5.635% 3/12/51 (i)	75	18
Series 2007-7 Class B, 5.7367% 6/12/50 (i)	7	0*
Series 2007-8 Class A3, 5.8928% 8/12/49 (i)	65	73
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.368% 7/15/19 (f)(i)	16	12
Series 2007-XLFA:
Class C, 0.328% 10/15/20 (f)(i)	43	43
Class D, 0.358% 10/15/20 (f)(i)	30	30
Class E, 0.418% 10/15/20 (f)(i)	38	36
Class F, 0.468% 10/15/20 (f)(i)	23	21
Class G, 0.508% 10/15/20 (f)(i)	28	26
Class H, 0.598% 10/15/20 (f)(i)	18	16
Class J, 0.748% 10/15/20 (f)(i)	10	4
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/12/44 (i)	20	20
Series 2006-IQ11 Class A4, 5.6751% 10/15/42 (i)	20	22
Series 2006-T23 Class A3, 5.8072% 8/12/41 (i)	38	38
Series 2007-HQ12 Class A2, 5.5792% 4/12/49 (i)	307	312
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (i)	113	126
Class B, 5.7265% 4/15/49 (i)	18	4
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (f)	619	798
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class F, 0.5075% 9/15/21 (f)(i)	66	65
Class G, 0.5275% 9/15/21 (f)(i)	80	76
Class J, 0.7675% 9/15/21 (f)(i)	18	15
Series 2007-WHL8:
Class F, 0.6477% 6/15/20 (f)(i)	168	153
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-WHL8: - continued
Class LXR1, 0.8677% 6/15/20 (f)(i)	$ 9	$ 8
sequential payer:
Series 2006-C28 Class A4, 5.572% 10/15/48	350	383
Series 2006-C29 Class A1A, 5.297% 11/15/48	288	318
Series 2007-C30 Class A5, 5.342% 12/15/43	540	599
Series 2007-C31 Class A4, 5.509% 4/15/47	1,070	1,179
Series 2007-C32 Class A3, 5.7326% 6/15/49 (i)	147	164
Series 2007-C33:
Class A4, 5.9245% 2/15/51 (i)	1,100	1,218
Class A5, 5.9245% 2/15/51 (i)	50	57
Series 2005-C19 Class B, 4.892% 5/15/44	75	78
Series 2005-C22:
Class B, 5.3794% 12/15/44 (i)	166	156
Class F, 5.3794% 12/15/44 (f)(i)	125	25
Series 2006-C26 Class A1A, 6.009% 6/15/45 (i)	413	454
Series 2006-C27 Class A1A, 5.749% 7/15/45 (i)	706	779
Series 2007-C30 Class XP, 0.4773% 12/15/43 (f)(i)(k)	571	1
Series 2007-C31 Class C, 5.6705% 4/15/47 (i)	21	17
Series 2007-C31A Class A2, 5.421% 4/15/47	770	772
Series 2007-C32:
Class D, 5.7326% 6/15/49 (i)	56	22
Class E, 5.7326% 6/15/49 (i)	89	28
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $24,321)		26,518
Municipal Securities - 0.5%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (i)	100	102
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	70	91
7.3% 10/1/39	535	693
7.5% 4/1/34	465	605
7.6% 11/1/40	895	1,220
7.625% 3/1/40	150	202
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	80	83
Series 2010 C1, 7.781% 1/1/35	390	431
Series 2012 B, 5.432% 1/1/42	40	32
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	$ 1,785	$ 1,629
Series 2010, 4.421% 1/1/15	260	268
Series 2010-1, 6.63% 2/1/35	320	329
Series 2010-3:
6.725% 4/1/35	475	494
7.35% 7/1/35	220	240
Series 2011:
5.665% 3/1/18	215	235
5.877% 3/1/19	575	623
TOTAL MUNICIPAL SECURITIES (Cost $7,436)		7,277
Foreign Government and Government Agency Obligations - 0.2%

Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (f)	365	367
5.75% 9/26/23 (f)	332	332
Brazilian Federative Republic:
4.25% 1/7/25	355	334
5.625% 1/7/41	400	385
United Mexican States:
4% 10/2/23	804	797
4.75% 3/8/44	352	308
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,617)		2,523
Bank Notes - 0.0%

Fifth Third Bank 4.75% 2/1/15 (Cost $254)	250	261
Fixed-Income Funds - 7.5%
	Shares
Fidelity High Income Central Fund 2 (j)	298,404	34,997
Fidelity Mortgage Backed Securities Central Fund (j)	680,361	72,377
TOTAL FIXED-INCOME FUNDS (Cost $100,589)		107,374
Money Market Funds - 2.1%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.10% (b)	29,413,533	$ 29,414
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	594,250	594
TOTAL MONEY MARKET FUNDS (Cost $30,008)		30,008
Cash Equivalents - 1.8%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.08%, dated 11/29/13 due 12/2/13 (Collateralized by U.S. Government Obligations) # (Cost $25,412)	$ 25,412	25,412
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $1,225,951)		1,463,055
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(30,094)
NET ASSETS - 100%		$ 1,432,961
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
4.5% 12/1/43	$ (1,700)	(1,814)
5% 12/1/43	(800)	(870)
5.5% 12/1/43	(400)	(438)
TOTAL TBA SALE COMMITMENTS (Proceeds $3,122)		$ (3,122)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
63 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2013	$ 5,683	$ 396

The face value of futures purchased as a percentage of net assets is 0.4%
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount(2) (000s)	Value (000s)(1)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/(Depreciation)(000s)
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Credit Suisse	2.5%	$ 46	$ (42)	$ 0	$ (42)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,991,000 or 1.3% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $295,000.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(l) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,712,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Legend Pictures LLC	9/23/10	$ 311
MongoDB, Inc. Series F, 8.00%	10/2/13	$ 281
Xero Ltd.	10/14/13	$ 411
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$25,412,000 due 12/02/13 at 0.08%
Commerz Markets LLC	$ 4,074
Mizuho Securities USA, Inc.	19,708
RBS Securities, Inc.	1,630
$ 25,412
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 11
Fidelity High Income Central Fund 2	521
Fidelity Mortgage Backed Securities Central Fund	485
Fidelity Securities Lending Cash Central Fund	2
Total	$ 1,019
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$ 31,618	$ 2,524	$ -	$ 34,997	4.2%
Fidelity Mortgage Backed Securities Central Fund	85,122	485	14,235	72,377	0.7%
Total	$ 116,740	$ 3,009	$ 14,235	$ 107,374
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 118,135	$ 117,387	$ -	$ 748
Consumer Staples	102,756	100,124	2,632	-
Energy	99,674	99,674	-	-
Financials	177,624	170,580	7,044	-
Health Care	133,955	130,770	3,185	-
Industrials	104,204	104,204	-	-
Information Technology	188,877	187,458	1,138	281
Materials	36,275	36,275	-	-
Telecommunication Services	19,578	19,578	-	-
Utilities	32,618	32,618	-	-
Corporate Bonds	105,783	-	105,783	-
U.S. Government and Government Agency Obligations	119,353	-	119,353	-
U.S. Government Agency - Mortgage Securities	16,811	-	16,811	-
Asset-Backed Securities	3,713	-	3,571	142
Collateralized Mortgage Obligations	4,326	-	4,312	14
Commercial Mortgage Securities	26,518	-	26,448	70
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 7,277	$ -	$ 7,277	$ -
Foreign Government and Government Agency Obligations	2,523	-	2,523	-
Bank Notes	261	-	261	-
Fixed-Income Funds	107,374	107,374	-	-
Money Market Funds	30,008	30,008	-	-
Cash Equivalents	25,412	-	25,412	-
Total Investments in Securities:	$ 1,463,055	$ 1,136,050	$ 325,750	$ 1,255
Derivative Instruments:
Assets
Futures Contracts	$ 396	$ 396	$ -	$ -
Liabilities
Swaps	$ (42)	$ -	$ (42)	$ -
Total Derivative Instruments:	$ 354	$ 396	$ (42)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (3,122)	$ -	$ (3,122)	$ -
Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $1,229,818,000. Net unrealized appreciation aggregated $233,237,000, of which $240,860,000 related to appreciated investment securities and $7,623,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 29, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 29, 2014